PENSION AND OTHER POSTRETIREMENT BENEFITS - Other Postretirement Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Postretirement Benefits
Assumed health care cost trend rate
Health care cost trend rate assumed for next year	7.00%	7.50%
Rate that the cost trend rate gradually declines to	5.00%	5.00%
Year that the rate reaches the rate it is assumed to remain at	2031	2031
Without Impact of Medicare Subsidy
Assumed health care cost trend rate
2024	$ 13
2025	12
2026	12
2027	11
2028	11
2029-2033	46
Net of Medicare Subsidy
Assumed health care cost trend rate
2024	12
2025	12
2026	11
2027	11
2028	10
2029-2033	$ 44